Shareholder Report	6 Months Ended
Jul. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Morgan Stanley U.S. Government Money Market Trust
Entity Central Index Key	0000356409
Entity Investment Company Type	N-1A
Document Period End Date	Jul. 31, 2025
C000011343
Shareholder Report [Line Items]
Fund Name	Morgan Stanley U.S. Government Money Market Trust
Class Name	R
Trading Symbol	DWGXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Morgan Stanley U.S. Government Money Market Trust for the period of February 1, 2025 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.
Additional Information Phone Number	1-800-869-6397
Additional Information Website	www.morganstanley.com/im/shareholderreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R	$17	0.34%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 17
Expense Ratio, Percent	0.34%	[1]
AssetsNet	$ 1,167,721,061
Holdings Count | Holding	117
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$1,167,721,061
# of Portfolio Holdings	117

Holdings [Text Block]

Asset Allocation (% of total investments)

Value	Value
U.S. Agency Securities	12.1%
U.S. Treasury Securities	34.8%
Repurchase Agreements	53.1%

Maturity Schedule (% of total investments)

Value	Value
121+ Days	15.9%
91 - 120 Days	6.3%
61 - 90 Days	7.1%
31 - 60 Days	1.2%
1 - 30 Days	69.5%

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.morganstanley.com/im/shareholderreports
C000171230
Shareholder Report [Line Items]
Fund Name	Morgan Stanley U.S. Government Money Market Trust
Class Name	S
Trading Symbol	DGEXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Morgan Stanley U.S. Government Money Market Trust for the period of February 1, 2025 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.
Additional Information Phone Number	1-800-869-6397
Additional Information Website	www.morganstanley.com/im/shareholderreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class S	$17	0.34%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 17
Expense Ratio, Percent	0.34%	[2]
AssetsNet	$ 1,167,721,061
Holdings Count | Holding	117
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$1,167,721,061
# of Portfolio Holdings	117

Holdings [Text Block]

Asset Allocation (% of total investments)

Value	Value
U.S. Agency Securities	12.1%
U.S. Treasury Securities	34.8%
Repurchase Agreements	53.1%

Maturity Schedule (% of total investments)

Value	Value
121+ Days	15.9%
91 - 120 Days	6.3%
61 - 90 Days	7.1%
31 - 60 Days	1.2%
1 - 30 Days	69.5%

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.morganstanley.com/im/shareholderreports

[1]	Annualized
[2]	Annualized